Segment Information	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Segment Information [Abstract]
SEGMENT INFORMATION
NOTE 14 – SEGMENT INFORMATION

ASC 280 requires use of the “management approach” model for segment reporting. The management approach model is based on the way a company’s management organizes segments within the company for making operating decisions and assessing performance. Reportable segments are based on products and services, geography, legal structure, management structure, or any other manner in which management disaggregates a company.

During the three and nine months ended September 30, 2012 and 2011, the Company operated in three reportable business segments: (1) the TCM raw materials segment, consisting of the production and sale of yew raw materials used in the manufacture of TCM; (2) the yew tree segment, consisting of the growth and sale of yew tree seedlings and mature trees, including potted miniature yew trees; and (3) the handicrafts segment, consisting of the manufacture and sale of handicrafts and furniture made of yew timber. The Company’s reportable segments are strategic business units that offer different products. They are managed separately based on the fundamental differences in their operations. All of the Company’s operations are conducted in the PRC.

Information with respect to these reportable business segments for the three and nine months ended September 30, 2012 and 2011 is as follows:

	For the Three Months Ended September 30,		For the Nine Months Ended September 30,
	2012	2011	2012	2011
Revenues:
TCM raw materials	$893,909	$859,497	$2,860,552	$2,659,234
Yew trees	396,416	322,015	1,853,504	1,665,665
Handicrafts	82,699	24,486	118,734	91,391
	1,373,024	1,205,998	4,832,790	4,416,290
Cost of revenues:
TCM raw materials	158,354	161,226	446,436	640,843
Yew trees	21,395	88,380	320,410	287,681
Handicrafts	51,188	11,524	69,863	60,068
	230,937	261,130	836,709	988,592
Depreciation and amortization:
TCM raw materials	84,334	95,545	253,157	208,248
Yew trees	14,573	13,020	41,638	37,485
Handicrafts	7,428	9,538	23,532	23,824
Other	36,017	14,877	99,396	71,660
	142,352	132,980	417,723	341,217
Net income (loss):
TCM raw materials	735,555	698,271	2,414,116	2,018,391
Yew trees	375,021	233,635	1,533,094	1,377,984
Handicrafts	31,511	12,962	48,871	31,323
Other	(262,428)	(232,563)	(636,211)	(589,361)
	$879,659	$712,305	$3,359,870	$2,838,337

	December 31, 2011
	TCM raw materials	Yew trees	Handicrafts	Other	Total
Identifiable long-lived assets, net	$14,880,192	$600,364	$153,686	$316,177	$15,950,419
Expenditures for segment assets	$5,515,590	$61,436	$-	$130,385	$5,707,411

	September 30, 2012
	TCM raw materials	Yew trees	Handicrafts	Other	Total
Identifiable long-lived assets, net	$14,687,708	$739,908	$130,936	$314,170	$15,872,722
Expenditures for segment assets	$65,749	$83,098	$-	$125,426	$274,273

The Company does not allocate any selling, general and administrative expenses to its reportable segments because these activities are managed at a corporate level and not allocable to any segment. Accordingly, depreciation, interest expense or net income by segment is not reported. The Company’s operations are located in the PRC. All revenues are derived from customers in the PRC. All of the Company’s operating assets are located in the PRC.

NOTE 12 — SEGMENT INFORMATION

For the years ended December 31, 2011 and 2010, the Company operated in three reportable business segments — (1) the yew tree segment, (2) the TCM raw materials segment and (3) the handicrafts segment. The Company’s reportable segments are strategic business units that offer different products. They are managed separately based on the fundamental differences in their operations. All of the Company’s operations are conducted in the PRC.

Information with respect to these reportable business segments for the years ended December 31, 2011 and 2010 is as follows:

	For the Year Ended December 31,
	2011	2010
Revenues:
TCM raw materials	$3,458,093	$2,845,067
Yew trees	2,400,245	2,131,445
Handicrafts	102,701	151,540
	5,961,039	5,128,052
Cost of revenues:
TCM raw materials	897,154	924,547
Yew trees	172,460	633,027
Handicrafts	56,351	80,489
	1,125,965	1,638,063
Depreciation and amortization:
TCM raw materials	286,196	44,239
Yew trees	30,185	48,648
Handicrafts	31,852	32,013
Other	122,684	80,662
	470,917	205,562
Net income (loss):
TCM raw materials	2,560,939	1,920,520
Yew trees	2,227,785	1,498,418
Handicrafts	46,350	71,051
Other	(794,763)	(904,029)
	$4,040,311	$2,585,960

	December 31, 2010
	TCM raw materials	Yew trees	Handicrafts	Other	Total
Identifiable long-lived assets, net	$8,892,246	$593,397	$182,694	$588,686	$10,257,023
Expenditures for segment assets	9,021,506	7,745	5,353	155,988	9,190,592

	December 31, 2011
	TCM raw materials	Yew trees	Handicrafts	Other	Total
Identifiable long-lived assets, net	$14,880,192	$600,364	$153,686	$316,177	$15,950,419
Expenditures for segment assets	5,515,590	61,436	—	130,385	5,707,411

The Company does not allocate any selling, general and administrative expenses to its reportable segments because these activities are managed at a corporate level and not allocable to any segment. Accordingly, depreciation, interest expense or net income by segment is not reported. The Company’s operations are located in the PRC. All revenues are derived from customers in the PRC. All of the Company’s operating assets are located in the PRC.